Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories

Note 12.     Inventories

Inventories consisted of the following:

	As at December 31,	As at December 31,
USD'000	2021	2020
Raw materials	950	543
Work in progress	1,760	1,931
Total inventories	2,710	2,474

In the years ended December 31, 2021, 2020 and 2019, the Group recorded inventory obsolescence charges in the income statement of respectively USD 57,302, USD 156,188 and USD 26,249 on raw materials, and USD 404,509, USD 301,215 and USD 508,938 on work in progress.